Schedules of Investments ─ IQ Candriam ESG International Equity ETF

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks — 99.3%
Australia - 8.1%
Alumina Ltd.	31,990	$41,603
AMP Ltd.	41,939	47,784
Ampol Ltd.	3,101	62,265
APA Group	14,655	110,079
Aurizon Holdings Ltd.	23,093	65,557
AusNet Services	22,923	30,427
Australia & New Zealand Banking Group Ltd.	33,106	602,248
BHP Group Ltd.	36,493	1,219,648
BHP Group PLC	25,542	705,519
BlueScope Steel Ltd.	6,234	79,351
Boral Ltd.	15,189	56,404
Brambles Ltd.	18,651	151,256
CIMIC Group Ltd.*	884	16,732
Coca-Cola Amatil Ltd.	6,179	62,010
Cochlear Ltd.	818	123,915
Computershare Ltd.	5,801	63,958
CSL Ltd.	5,628	1,173,310
Dexus	13,534	93,559
Goodman Group	22,661	307,396
GPT Group (The)	24,162	80,085
Insurance Australia Group Ltd.	28,682	106,730
Lendlease Group	8,533	78,629
Macquarie Group Ltd.	4,439	447,525
Magellan Financial Group Ltd.	1,616	59,415
Medibank Pvt Ltd.	34,119	76,439
Mirvac Group	48,782	89,079
National Australia Bank Ltd.	40,879	738,318
Newcrest Mining Ltd.	10,135	195,335
Oil Search Ltd.	23,270	69,273
QBE Insurance Group Ltd.	16,830	103,690
Ramsay Health Care Ltd.	2,295	110,880
REA Group Ltd.	710	79,904
Rio Tinto Ltd.	4,567	386,530
Rio Tinto PLC	13,229	1,015,301
Santos Ltd.	25,868	129,205
Scentre Group	63,469	132,942
SEEK Ltd.	4,187	90,110
Seven Group Holdings Ltd.(a)	2,004	34,442
Sonic Healthcare Ltd.	5,856	154,425
Stockland	29,514	100,769
Suncorp Group Ltd.	15,868	122,721
Sydney Airport*	33,401	146,586
Telstra Corp., Ltd.	146,673	351,109
Transurban Group	33,972	345,101
Vicinity Centres	45,981	54,153
Wesfarmers Ltd.	14,006	586,845
Westpac Banking Corp.	44,878	727,562
WiseTech Global Ltd.	1,752	42,047
Woodside Petroleum Ltd.	11,923	223,850

Total Australia		11,892,021

Austria - 0.4%
ams AG*	3,129	78,647
ANDRITZ AG	894	42,576
CA Immobilien Anlagen AG	841	36,271
Erste Group Bank AG*	4,295	131,754
Oesterreichische Post AG(a)	401	16,978
OMV AG	1,786	75,379
Raiffeisen Bank International AG*	1,694	33,279
Verbund AG	828	74,842
voestalpine AG	1,388	50,791
Wienerberger AG	1,397	47,590

Total Austria		588,107

Belgium - 0.6%
Elia Group SA/NV	354	42,706
Galapagos NV*	526	54,983
KBC Group NV*	3,475	243,681
Proximus SADP	1,768	37,331
Solvay SA	881	100,653
Telenet Group Holding NV	533	22,742
UCB SA	1,501	155,951
Umicore SA	2,430	138,075
Warehouses De Pauw CVA	1,642	59,128

Total Belgium		855,250

Brazil - 0.1%
Yara International ASA	2,111	98,850

Chile - 0.1%
Antofagasta PLC	4,312	84,674

China - 0.7%
China Gas Holdings Ltd.	23,160	81,841
CSPC Pharmaceutical Group Ltd.	105,403	107,662
Fosun International Ltd.	30,168	45,910
Prosus NV*	5,025	584,969
Shimao Group Holdings Ltd.	15,329	44,580
Sun Art Retail Group Ltd.	27,251	28,292
Wilmar International Ltd.	28,247	112,171

Total China		1,005,425

Colombia - 0.0%(b)
Millicom International Cellular SA*	1,265	47,484

Denmark - 2.9%
AP Moller - Maersk A/S, Class A	32	60,895
AP Moller - Maersk A/S, Class B	74	153,754
Chr Hansen Holding A/S*	1,213	110,284
Coloplast A/S, Class B	1,530	229,275
Danske Bank A/S*	7,993	137,416
Demant A/S*	1,207	43,532
DSV PANALPINA A/S	2,708	424,469
Genmab A/S*	799	319,757
GN Store Nord A/S	1,601	122,912
H Lundbeck A/S	767	27,463
Novo Nordisk A/S, Class B	20,528	1,426,431
Novozymes A/S, Class B	2,501	150,828
Orsted A/S	2,225	424,138
Tryg A/S	1,498	46,834
Vestas Wind Systems A/S	2,449	533,644

Total Denmark		4,211,632

Finland - 1.7%
Elisa OYJ	1,781	106,196
Huhtamaki OYJ	1,094	53,855
Kesko OYJ, Class B	3,300	85,796
Kone OYJ, Class B	4,430	349,400
Metso Outotec OYJ	9,908	99,307
Neste OYJ	5,741	406,488
Nokia OYJ*	69,645	335,401
Nordea Bank Abp*	49,235	401,303
Orion OYJ, Class B	1,213	55,764
Sampo OYJ, Class A	5,710	240,578
UPM-Kymmene OYJ	6,317	226,322
Wartsila OYJ Abp	6,708	66,060

Total Finland		2,426,470

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
France - 8.9%
Adevinta ASA*	3,129	$46,754
Air Liquide SA(a)	5,884	965,044
Amundi SA*	746	55,648
AXA SA	28,022	623,004
BioMerieux	504	78,069
BNP Paribas SA*	14,159	684,286
Bouygues SA	3,738	147,229
Capgemini SE	2,000	290,361
Carrefour SA	7,764	131,960
Cie de Saint-Gobain*	6,458	322,306
Cie Generale des Etablissements Michelin	2,030	280,906
Credit Agricole SA*	15,809	180,156
Danone SA	7,501	500,849
Dassault Systemes SE	1,654	331,056
EssilorLuxottica SA	3,670	521,666
Hermes International	414	423,801
Kering SA	932	613,247
Legrand SA	3,263	300,884
L'Oreal SA	2,600	916,350
Orange SA	24,784	292,188
Sanofi	13,485	1,263,943
Sartorius Stedim Biotech	299	125,323
Schneider Electric SE	6,662	978,929
Societe Generale SA*	10,321	193,577
Sodexo SA*	1,047	93,441
Teleperformance	720	236,352
TOTAL SE(a)	32,975	1,397,940
Vinci SA	6,996	650,887
Vivendi SA	7,844	241,291
Worldline SA*	1,710	145,548

Total France		13,032,995

Germany - 8.6%
adidas AG*	2,175	692,311
Allianz SE	5,177	1,173,125
BASF SE	11,417	885,355
Bayerische Motoren Werke AG	3,970	337,669
Beiersdorf AG	1,220	133,900
Continental AG	1,337	188,015
Covestro AG	2,107	143,758
Deutsche Bank AG*	23,804	242,027
Deutsche Boerse AG	2,277	366,815
Deutsche Post AG	12,227	606,216
Deutsche Telekom AG	40,303	719,772
Deutsche Wohnen SE	4,283	212,716
E.ON SE	27,484	291,497
Evonik Industries AG	2,385	78,755
Fresenius Medical Care AG & Co. KGaA	2,468	200,291
Fresenius SE & Co. KGaA	5,067	226,352
Hannover Rueck SE	749	116,475
HeidelbergCement AG	1,841	136,479
Henkel AG & Co. KGaA	1,261	118,270
Infineon Technologies AG	16,200	651,946
Knorr-Bremse AG	606	80,382
Merck KGaA	1,608	269,005
Muenchener Rueckversicherungs-Gesellschaft AG	1,739	462,261
SAP SE	12,685	1,615,074
Siemens AG	10,033	1,559,472
Symrise AG	1,544	192,645
Talanx AG	659	24,659
Telefonica Deutschland Holding AG	9,785	26,878
Volkswagen AG	352	74,624
Vonovia SE	7,031	471,004
Zalando SE*	2,043	235,099

Total Germany		12,532,847

Hong Kong - 3.0%
AIA Group Ltd.	150,211	1,816,166
ASM Pacific Technology Ltd.	3,775	55,063
Bank of East Asia Ltd. (The)(a)	17,061	37,010
CK Infrastructure Holdings Ltd.	7,547	40,247
Hang Lung Properties Ltd.	22,721	60,657
Hang Seng Bank Ltd.	8,992	162,703
Hong Kong & China Gas Co., Ltd.	128,504	184,623
Hong Kong Exchanges & Clearing Ltd.	15,750	1,010,343
Link REIT	25,616	223,657
MTR Corp., Ltd.	19,114	111,299
New World Development Co., Ltd.	17,427	81,023
Power Assets Holdings Ltd.	16,993	90,511
Sino Biopharmaceutical Ltd.	124,589	116,172
Swire Pacific Ltd., Class A	6,132	38,395
Swire Pacific Ltd., Class B	10,748	10,923
Swire Properties Ltd.	13,074	38,022
Techtronic Industries Co., Ltd.	16,938	255,145
Wharf Real Estate Investment Co., Ltd.	11,440	60,713

Total Hong Kong		4,392,672

Ireland - 0.7%
AIB Group PLC*	9,776	17,459
CRH PLC	9,761	405,063
Kerry Group PLC, Class A	1,919	260,883
Kingspan Group PLC*	1,899	129,197
Smurfit Kappa Group PLC	2,941	141,189

Total Ireland		953,791

Israel - 0.5%
Bank Hapoalim BM*	13,393	95,685
Bank Leumi Le-Israel BM	17,508	109,582
Check Point Software Technologies Ltd.*	1,371	175,131
ICL Group Ltd.	8,635	46,559
Nice Ltd.*	723	187,632
Wix.com Ltd.*	663	163,794

Total Israel		778,383

Italy - 2.2%
Amplifon SpA*	1,434	57,021
Assicurazioni Generali SpA	14,380	246,156
Banca Mediolanum SpA*	2,650	21,072
Buzzi Unicem SpA	1,173	28,972
DiaSorin SpA	292	64,068
Enel SpA	96,551	960,803
Eni SpA	30,706	311,569
FinecoBank Banca Fineco SpA*	7,604	118,940
Hera SpA	10,593	37,115
Intesa Sanpaolo SpA*	213,163	467,496
Mediobanca Banca di Credito Finanziario SpA*	9,147	81,834
Moncler SpA*	2,495	141,283
Nexi SpA*	5,203	92,604
Pirelli & C SpA*	5,144	26,935
Prysmian SpA	2,942	95,218
Recordati Industria Chimica e Farmaceutica SpA	1,180	61,243
Telecom Italia SpA	124,907	53,628
Telecom Italia SpA-RSP	75,139	35,693
Terna Rete Elettrica Nazionale SpA	17,576	127,990
UniCredit SpA*	26,479	243,104

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
UnipolSai Assicurazioni SpA	5,487	$13,932

Total Italy		3,286,676

Japan - 25.0%
ABC-Mart, Inc.	389	22,108
Advantest Corp.	2,436	192,888
Aeon Co., Ltd.	8,918	279,052
Aeon Mall Co., Ltd.	1,208	19,523
Air Water, Inc.	2,361	38,179
Ajinomoto Co., Inc.	6,756	159,583
Alfresa Holdings Corp.	2,233	44,470
Asahi Intecc Co., Ltd.	2,387	78,431
Astellas Pharma, Inc.	22,903	370,250
Benesse Holdings, Inc.	968	18,649
Bridgestone Corp.	7,100	262,312
Brother Industries Ltd.	3,056	67,895
Canon, Inc.	12,689	278,093
Central Japan Railway Co.	2,121	299,831
Chugai Pharmaceutical Co., Ltd.	7,834	409,453
CyberAgent, Inc.	1,246	78,191
Dai Nippon Printing Co., Ltd.	2,878	49,481
Daifuku Co., Ltd.	1,398	159,302
Daiichi Sankyo Co., Ltd.	23,714	762,191
Daikin Industries Ltd.	3,250	686,196
Daito Trust Construction Co., Ltd.	793	82,485
Daiwa House Industry Co., Ltd.	7,439	210,640
Daiwa House REIT Investment Corp.	22	59,111
Daiwa Securities Group, Inc.	17,987	85,421
Denso Corp.	5,478	303,842
Dentsu Group, Inc.	2,670	84,541
Disco Corp.	346	112,530
East Japan Railway Co.	4,243	279,233
Eisai Co., Ltd.	3,359	245,216
ENEOS Holdings, Inc.	38,641	156,380
FANUC Corp.	2,367	618,682
Fast Retailing Co., Ltd.	674	578,239
FUJIFILM Holdings Corp.	4,639	265,282
Fujitsu Ltd.	2,300	351,937
GMO Payment Gateway, Inc.	514	73,446
Hakuhodo DY Holdings, Inc.	2,517	36,398
Hamamatsu Photonics K.K.	1,730	100,302
Hikari Tsushin, Inc.	243	50,993
Hirose Electric Co., Ltd.	399	62,540
Hisamitsu Pharmaceutical Co., Inc.	834	49,867
Hitachi Construction Machinery Co., Ltd.	1,289	37,428
Hitachi Ltd.	11,717	481,908
Hoshizaki Corp.	637	56,341
Hoya Corp.	4,585	586,619
Hulic Co., Ltd.	4,093	46,288
Idemitsu Kosan Co., Ltd.	2,565	60,122
Inpex Corp.	12,190	70,442
Isetan Mitsukoshi Holdings Ltd.(a)	4,139	25,381
Isuzu Motors Ltd.	6,780	64,760
ITOCHU Corp.	18,294	523,772
J Front Retailing Co., Ltd.	3,097	25,558
Japan Post Holdings Co., Ltd.	17,583	139,713
Japan Real Estate Investment Corp.	14	85,181
Japan Retail Fund Investment Corp.	29	54,845
JFE Holdings, Inc.*	5,919	51,391
JTEKT Corp.	2,809	24,818
Kajima Corp.	5,579	74,657
Kakaku.com, Inc.	1,591	46,045
Kao Corp.	5,845	424,132
KDDI Corp.	19,922	585,891
Keihan Holdings Co., Ltd.	1,261	57,392
Keikyu Corp.	2,846	45,560
Keio Corp.	1,359	99,301
Keisei Electric Railway Co., Ltd.	1,843	62,404
Kikkoman Corp.	1,807	127,376
Kintetsu Group Holdings Co., Ltd.	2,250	94,345
Kobayashi Pharmaceutical Co., Ltd.	615	69,198
Koito Manufacturing Co., Ltd.	1,473	94,687
Kose Corp.	384	61,729
Kubota Corp.	14,349	315,090
Kuraray Co., Ltd.	4,116	44,032
Kyocera Corp.	4,060	259,783
Kyowa Kirin Co., Ltd.	3,056	90,488
Kyushu Railway Co.	1,792	37,570
Lion Corp.	3,100	70,975
Lixil Corp.	3,373	78,643
Marubeni Corp.	20,881	138,475
Marui Group Co., Ltd.	2,441	43,553
Mazda Motor Corp.	7,124	50,626
Medipal Holdings Corp.	2,085	42,638
MEIJI Holdings Co., Ltd.	1,598	108,981
MINEBEA MITSUMI, Inc.	4,737	104,925
MISUMI Group, Inc.	3,524	114,611
Mitsubishi Chemical Holdings Corp.	17,147	117,005
Mitsubishi Corp.	16,822	425,390
Mitsubishi Estate Co., Ltd.	14,783	233,263
Mitsubishi Gas Chemical Co., Inc.	2,334	53,281
Mitsubishi Materials Corp.	1,440	30,507
Mitsui & Co., Ltd.	19,945	368,914
Mitsui Chemicals, Inc.	2,220	63,550
Mitsui Fudosan Co., Ltd.	11,040	223,394
Mizuho Financial Group, Inc.	29,116	383,365
MonotaRO Co., Ltd.	1,505	75,469
MS&AD Insurance Group Holdings, Inc.	5,860	168,140
Nabtesco Corp.	1,381	61,798
Nagoya Railroad Co., Ltd.	2,393	60,799
NEC Corp.	3,100	168,776
NGK Insulators Ltd.	3,785	66,087
NGK Spark Plug Co., Ltd.	2,345	43,498
NH Foods Ltd.	1,259	53,874
Nidec Corp.	6,236	824,954
Nikon Corp.	3,620	28,768
Nintendo Co., Ltd.	1,458	843,647
Nippon Building Fund, Inc.	14	84,512
Nippon Prologis REIT, Inc.	22	71,761
Nippon Sanso Holdings Corp.	2,065	39,724
Nippon Telegraph & Telephone Corp.	29,429	735,901
Nippon Yusen K.K.	1,940	44,583
Nissan Chemical Corp.	1,582	90,059
Nissan Motor Co., Ltd.*	27,353	139,018
Nisshin Seifun Group, Inc.	2,912	49,009
Nissin Foods Holdings Co., Ltd.	854	73,821
Nitto Denko Corp.	1,813	163,992
Nomura Holdings, Inc.	37,071	195,349
Nomura Real Estate Holdings, Inc.	1,412	31,478
Nomura Real Estate Master Fund, Inc.	46	69,816
Nomura Research Institute Ltd.	4,060	137,085
NTT Data Corp.	7,798	111,874
Obayashi Corp.	8,085	67,649
Odakyu Electric Railway Co., Ltd.	4,212	122,102
Oji Holdings Corp.	11,185	67,519
Omron Corp.	2,369	209,079
Ono Pharmaceutical Co., Ltd.	4,939	147,422
Oriental Land Co., Ltd.	2,439	380,894
ORIX Corp.	15,458	247,310
Orix JREIT, Inc.	30	50,203
Pan Pacific International Holdings Corp.	4,834	108,505
Panasonic Corp.	26,653	344,062

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
PeptiDream, Inc.*	1,166	$68,048
Persol Holdings Co., Ltd.	2,186	40,903
Pigeon Corp.	1,423	64,018
Pola Orbis Holdings, Inc.	1,028	20,551
Rakuten, Inc.	10,022	98,502
Recruit Holdings Co., Ltd.	15,546	674,435
Resona Holdings, Inc.	28,002	97,089
Ricoh Co., Ltd.	8,627	65,097
Rinnai Corp.	429	44,828
Rohm Co., Ltd.	1,054	106,814
Ryohin Keikaku Co., Ltd.	2,972	70,996
Santen Pharmaceutical Co., Ltd.	4,646	76,816
SBI Holdings, Inc.	2,836	70,646
Secom Co., Ltd.	2,603	235,624
Seiko Epson Corp.	3,547	60,068
Sekisui Chemical Co., Ltd.	4,943	88,950
Sekisui House Ltd.	7,356	141,857
Seven Bank Ltd.	7,493	16,461
SG Holdings Co., Ltd.	5,294	136,073
Sharp Corp.	2,517	52,266
Shimadzu Corp.	3,477	132,345
Shimano, Inc.	953	223,970
Shimizu Corp.	7,215	50,790
Shionogi & Co., Ltd.	3,703	200,898
Shiseido Co., Ltd.	4,913	318,586
Shizuoka Bank Ltd. (The)	6,293	45,682
SMC Corp.	773	467,809
SoftBank Corp.	35,269	463,875
SoftBank Group Corp.	16,275	1,260,401
Sohgo Security Services Co., Ltd.	875	43,042
Sompo Holdings, Inc.	4,061	161,633
Sony Corp.	15,214	1,460,439
Square Enix Holdings Co., Ltd.	1,080	62,100
Stanley Electric Co., Ltd.	1,819	56,814
Sumitomo Chemical Co., Ltd.	19,745	92,978
Sumitomo Corp.	14,411	190,917
Sumitomo Dainippon Pharma Co., Ltd.	2,063	33,439
Sumitomo Heavy Industries Ltd.	1,422	39,416
Sumitomo Metal Mining Co., Ltd.	2,994	129,946
Sumitomo Mitsui Financial Group, Inc.	15,971	495,018
Sumitomo Mitsui Trust Holdings, Inc.	3,874	115,893
Sumitomo Rubber Industries Ltd.	2,197	20,145
Sundrug Co., Ltd.	839	33,297
Suntory Beverage & Food Ltd.	1,543	53,868
Suzuken Co., Ltd.	778	30,096
Sysmex Corp.	1,839	214,912
T&D Holdings, Inc.	6,342	73,479
Taiheiyo Cement Corp.	1,469	36,509
Taisei Corp.	2,353	76,077
Takeda Pharmaceutical Co., Ltd.	19,098	674,573
TDK Corp.	1,569	252,970
Teijin Ltd.	2,245	41,021
Terumo Corp.	8,800	341,678
Tobu Railway Co., Ltd.	2,491	70,118
Toho Gas Co., Ltd.	1,110	65,204
Tokyo Century Corp.	475	38,383
Tokyo Electron Ltd.	1,845	701,556
Tokyu Corp.	7,359	86,316
Tokyu Fudosan Holdings Corp.	7,494	42,303
Toppan Printing Co., Ltd.	3,526	50,114
TOTO Ltd.	1,922	106,293
Toyoda Gosei Co., Ltd.	849	22,357
Toyota Industries Corp.	1,958	153,917
Toyota Motor Corp.	27,952	1,948,991
Trend Micro, Inc.	1,633	89,531
Tsuruha Holdings, Inc.	461	61,293
Unicharm Corp.	4,969	223,070
United Urban Investment Corp.	32	43,494
Welcia Holdings Co., Ltd.	1,167	39,682
West Japan Railway Co.	2,154	114,392
Yakult Honsha Co., Ltd.	1,582	80,690
Yamada Holdings Co., Ltd.	8,189	41,690
Yamaha Corp.	2,052	115,443
Yamaha Motor Co., Ltd.	3,635	79,856
Yamato Holdings Co., Ltd.	3,976	98,778
Yaskawa Electric Corp.	3,097	158,555
Yokogawa Electric Corp.	3,187	68,644
Yokohama Rubber Co., Ltd. (The)	1,653	25,925

Total Japan		36,489,296

Luxembourg - 0.2%
ArcelorMittal SA*	8,589	188,264
Eurofins Scientific SE*	1,576	151,605

Total Luxembourg		339,869

Netherlands - 5.5%
ABN AMRO Bank NV*	5,498	57,511
Adyen NV*	284	593,282
Akzo Nobel NV	2,150	218,993
ASML Holding NV	5,289	2,823,732
ING Groep NV*	48,483	434,402
Koninklijke DSM NV	2,115	370,010
Koninklijke KPN NV	42,944	134,397
Koninklijke Philips NV*	11,203	611,861
NN Group NV	3,564	148,516
NXP Semiconductors NV	3,455	554,424
Randstad NV*	1,486	92,903
Royal Dutch Shell PLC, Class A	50,713	931,771
Royal Dutch Shell PLC, Class B	42,838	748,373
Wolters Kluwer NV	3,275	272,309

Total Netherlands		7,992,484

New Zealand - 0.4%
a2 Milk Co., Ltd.*	9,178	76,332
Auckland International Airport Ltd.*	14,987	80,468
Chorus Ltd.	5,515	33,506
Fisher & Paykel Healthcare Corp., Ltd.	7,131	178,026
Fletcher Building Ltd.*	10,231	45,863
Mercury NZ Ltd.	7,552	38,780
Meridian Energy Ltd.	14,195	73,147
Ryman Healthcare Ltd.	4,719	52,919
Spark New Zealand Ltd.	22,975	79,479

Total New Zealand		658,520

Norway - 0.9%
Aker ASA, Class A	279	22,279
Austevoll Seafood ASA	1,065	10,671
DNB ASA*	10,919	214,411
Entra ASA	2,063	45,997
Equinor ASA	13,175	238,531
Gjensidige Forsikring ASA(a)	2,300	53,245
Leroy Seafood Group ASA	3,491	24,490
Mowi ASA	5,512	122,479
NEL ASA*	17,369	62,466
Norsk Hydro ASA	16,479	73,446
Orkla ASA	9,269	90,404
Scatec ASA	1,168	44,519
Schibsted ASA, Class A*	891	33,732
Schibsted ASA, Class B*	1,181	38,276
SpareBank 1 SR-Bank ASA*	2,229	24,628
Storebrand ASA*	5,669	43,918

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Norway (continued)
Telenor ASA	7,960	$132,202
TGS NOPEC Geophysical Co. ASA	1,429	19,164
TOMRA Systems ASA	1,459	67,381

Total Norway		1,362,239

Poland - 0.3%
Bank Polska Kasa Opieki SA*	2,001	34,270
CD Projekt SA*	792	64,989
Cyfrowy Polsat SA	2,471	20,290
Dino Polska SA*	604	42,677
KGHM Polska Miedz SA*	1,704	86,314
Polski Koncern Naftowy ORLEN SA	3,867	58,244
Polskie Gornictwo Naftowe i Gazownictwo SA	20,257	30,729
Powszechna Kasa Oszczednosci Bank Polski SA*	10,996	85,382
Powszechny Zaklad Ubezpieczen SA*	7,088	56,847

Total Poland		479,742

Portugal - 0.2%
EDP - Energias de Portugal SA	32,908	206,776
Jeronimo Martins SGPS SA	3,042	49,800
NOS SGPS SA	2,553	8,809

Total Portugal		265,385

Singapore - 1.3%
Ascendas Real Estate Investment Trust	37,430	86,869
CapitaLand Ltd.	31,911	77,187
CapitaLand Mall Trust	54,329	87,608
City Developments Ltd.	7,281	39,612
ComfortDelGro Corp., Ltd.	26,849	31,966
DBS Group Holdings Ltd.	22,026	417,915
Jardine Cycle & Carriage Ltd.	1,181	19,186
Keppel Corp., Ltd.	17,799	67,194
Mapletree Commercial Trust	27,739	43,267
Oversea-Chinese Banking Corp., Ltd.	45,651	354,998
SATS Ltd.*	8,307	24,099
Singapore Telecommunications Ltd.	96,128	170,946
Suntec Real Estate Investment Trust	22,169	26,728
United Overseas Bank Ltd.	17,682	311,510
UOL Group Ltd.	6,608	36,448
Venture Corp., Ltd.	3,350	50,082

Total Singapore		1,845,615

South Africa - 0.3%
Anglo American PLC	14,430	478,341

Spain - 3.0%
ACS Actividades de Construccion y Servicios SA	2,866	89,554
Aena SME SA*	770	119,086
Amadeus IT Group SA*	5,589	356,751
Banco Bilbao Vizcaya Argentaria SA	82,576	377,911
Banco Santander SA*	213,097	625,223
CaixaBank SA	44,189	112,041
Cellnex Telecom SA*	4,611	270,628
EDP Renovaveis SA	1,902	52,107
Ferrovial SA	5,095	122,591
Grifols SA	3,643	107,549
Iberdrola SA	78,636	1,068,558
Industria de Diseno Textil SA	13,783	410,084
Mapfre SA	11,953	21,986
Red Electrica Corp. SA	5,375	102,261
Repsol SA	16,690	164,687
Siemens Gamesa Renewable Energy SA	2,779	114,420
Telefonica SA	58,422	252,252

Total Spain		4,367,689

Sweden - 3.7%
AAK AB	2,118	41,582
Alfa Laval AB*	3,693	97,351
Assa Abloy AB, B Shares	11,654	289,722
Atlas Copco AB, A Shares	8,047	439,899
Atlas Copco AB, B Shares	4,849	228,639
Axfood AB	1,304	31,463
Boliden AB	3,347	110,488
Castellum AB	2,837	68,451
Electrolux AB, Series B	3,115	76,542
Elekta AB, B Shares(a)	4,489	64,933
EQT AB	4,437	139,067
Essity AB, B Shares	7,552	242,319
Fabege AB	3,325	49,832
Fastighets AB Balder, B Shares*	1,103	55,530
Hennes & Mauritz AB, B Shares*(a)	9,231	198,348
Hexagon AB, B Shares	3,470	304,907
Holmen AB, B Shares	1,094	50,297
Husqvarna AB, B Shares	4,959	61,701
ICA Gruppen AB(a)	1,075	54,108
Indutrade AB*	3,126	64,467
Kinnevik AB, B Shares*	3,005	148,184
Lifco AB, B Shares	559	51,635
Nibe Industrier AB, B Shares	5,249	176,110
Sagax AB, B Shares	923	18,370
Sandvik AB*	13,273	332,679
Securitas AB, B Shares	3,845	59,656
Sinch AB*	536	79,269
Skandinaviska Enskilda Banken AB, A Shares*	18,962	207,954
Skanska AB, B Shares	4,623	120,201
SKF AB, B Shares	5,274	145,231
SSAB AB, A Shares*	2,505	10,765
SSAB AB, B Shares*	6,805	26,344
Svenska Cellulosa AB SCA, B Shares*	7,064	125,032
Svenska Handelsbanken AB, A Shares*	18,129	182,366
Sweco AB, B Shares	2,443	40,851
Swedbank AB, A Shares*	13,371	253,246
Swedish Orphan Biovitrum AB*	2,088	39,639
Tele2 AB, B Shares	5,582	77,392
Telefonaktiebolaget LM Ericsson, B Shares	36,622	464,449
Telia Co. AB	25,700	113,221
Wallenstam AB, B Shares	1,849	28,299

Total Sweden		5,370,539

Switzerland - 8.5%
ABB Ltd.	22,885	677,598
Alcon, Inc.*	6,070	436,691
Geberit AG	443	271,696
Givaudan SA	100	404,227
Kuehne + Nagel International AG	685	156,389
Lonza Group AG	928	594,604
Nestle SA	35,793	4,025,103
Partners Group Holding AG	278	329,531
Roche Holding AG	8,729	3,013,840
Roche Holding AG	330	116,479
Schindler Holding AG - Participating Certificate	504	133,422
Schindler Holding AG - Registered	237	62,553
SGS SA	71	216,208
Sika AG	1,659	452,048
STMicroelectronics NV	7,978	322,469
Swiss Re AG	3,415	301,960

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Swisscom AG	316	$172,422
Zurich Insurance Group AG	1,863	745,954

Total Switzerland		12,433,194

United Kingdom - 11.2%
3i Group PLC	12,090	184,531
Admiral Group PLC	3,210	127,038
Ashtead Group PLC	5,573	282,620
ASOS PLC*	896	55,048
Associated British Foods PLC*	4,489	130,498
AstraZeneca PLC	15,662	1,611,094
Auto Trader Group PLC*	11,772	91,172
Avast PLC	7,947	51,530
AVEVA Group PLC	1,423	71,050
Aviva PLC	48,816	224,698
Barclays PLC*	215,526	395,225
Barratt Developments PLC*	12,678	111,211
Berkeley Group Holdings PLC	1,501	86,343
BP PLC	251,769	938,655
British Land Co. PLC (The)	10,464	64,474
BT Group PLC*	108,286	186,765
Bunzl PLC	4,197	135,438
Burberry Group PLC*	5,042	118,983
CK Hutchison Holdings Ltd.	33,227	230,117
Coca-Cola European Partners PLC	1,746	81,137
Compass Group PLC*	22,151	398,625
ConvaTec Group PLC	19,708	54,180
Croda International PLC	1,605	138,543
DCC PLC	1,187	89,910
Direct Line Insurance Group PLC	17,012	70,059
DS Smith PLC*	17,073	85,339
easyJet PLC	4,063	40,640
Experian PLC	11,383	399,532
GlaxoSmithKline PLC	62,341	1,161,682
Halma PLC	4,702	159,418
Hargreaves Lansdown PLC	4,050	95,018
Informa PLC*	18,687	128,202
InterContinental Hotels Group PLC*	2,184	135,588
Intertek Group PLC	2,005	151,925
ITV PLC*	45,175	65,694
J Sainsbury PLC	27,711	93,001
JD Sports Fashion PLC*	5,380	55,187
Johnson Matthey PLC	2,406	97,532
Kingfisher PLC*	26,298	100,284
Land Securities Group PLC	9,239	77,987
Legal & General Group PLC	74,108	248,307
Lloyds Banking Group PLC*	878,921	398,288
M&G PLC	32,409	78,283
Mondi PLC	6,048	143,471
Natwest Group PLC*	57,760	117,071
Next PLC*	1,536	163,044
Pearson PLC	9,368	104,534
Phoenix Group Holdings PLC	8,981	83,221
Prudential PLC	32,370	521,182
Reckitt Benckiser Group PLC	8,827	751,274
RELX PLC	23,998	597,292
Rentokil Initial PLC*	23,012	157,242
Rightmove PLC*	10,866	89,408
RSA Insurance Group PLC	12,898	119,553
Sage Group PLC (The)	13,593	110,092
Schroders PLC	1,488	69,820
Segro PLC	14,778	193,637
Severn Trent PLC	2,976	94,483
Spirax-Sarco Engineering PLC	920	139,979
St James's Place PLC	6,661	107,339
Standard Chartered PLC*	39,203	239,021
Standard Life Aberdeen PLC	27,649	114,700
Taylor Wimpey PLC*	44,189	88,866
Unilever PLC	30,741	1,789,854
United Utilities Group PLC	8,498	107,616
Vodafone Group PLC	333,238	571,271
Weir Group PLC (The)*	3,231	84,078
Whitbread PLC*	2,510	96,060
Wm Morrison Supermarkets PLC	29,981	73,879
WPP PLC	15,209	159,937

Total United Kingdom		16,388,775

United States - 0.3%
Carnival PLC	1,936	30,972
CyberArk Software Ltd.*	471	75,478
Ferguson PLC	2,794	326,198
Tenaris SA	5,810	45,386

Total United States		478,034

Total Common Stocks
(Cost $126,168,381)		145,136,999
Preferred Stocks — 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 4.64%	715	46,864
Henkel AG & Co. KGaA, 2.12%	2,167	225,095
Volkswagen AG, 3.04%	2,274	432,194

Total Germany		704,153

Spain - 0.0%(b)
Grifols SA, 2.21%, Class B	3,256	57,832

Total Preferred Stocks
(Cost $734,697)		761,985

Short-Term Investments — 0.4%

Money Market Funds — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(c)(d)	436,194	436,194
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(c)	200,876	200,876
Total Short-Term Investments
(Cost $637,070)		637,070

Total Investments — 100.2%
(Cost $127,540,148)		146,536,054
Other Assets and Liabilities, Net — (0.2)%		(309,434)
Net Assets — 100.0%		$146,226,620

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2021 (unaudited)

		% of
Industry	Value	Net Assets
Financials	$24,062,983	16.5%
Industrials	24,060,535	16.4
Health Care	19,288,186	13.1
Consumer Discretionary	14,743,157	10.1
Information Technology	14,595,636	10.0
Consumer Staples	12,679,432	8.7
Materials	11,950,438	8.2
Communication Services	9,347,597	6.4
Energy	6,138,455	4.2
Real Estate	4,682,295	3.2
Utilities	4,350,270	3.0
Money Market Funds	637,070	0.4
Total Investments	$146,536,054	100.2%
Other Assets and Liabilities, Net	(309,434)	(0.2)
Total Net Assets	$146,226,620	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,418,605; total market value of collateral held by the Fund was $2,864,095. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,427,901.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2021.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$145,136,999	$–	$–	$145,136,999
Preferred Stocks	761,985	–	–	761,985
Short-Term Investments:
Money Market Funds	637,070	–	–	637,070
Total Investments in Securities	$146,536,054	$–	$–	$146,536,054

(e)	For a complete listing of investments and their countries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.